[GRAPHIC]

CMG ENHANCED S&P 500(R) INDEX FUND

CMG LARGE CAP VALUE FUND

CMG LARGE CAP GROWTH FUND

CMG MID CAP VALUE FUND

CMG MID CAP GROWTH FUND

CMG SMALL/MID CAP FUND

CMG SMALL CAP VALUE FUND

CMG SMALL CAP GROWTH FUND

CMG INTERNATIONAL STOCK FUND

CMG EMERGING MARKETS EQUITY FUND


PROSPECTUS, AUGUST 21, 2003

ADVISED BY COLUMBIA MANAGEMENT ADVISORS, INC.


CMG Enhanced S&P 500 Index Fund, CMG Large Cap Value Fund,
CMG Large Cap Growth Fund, CMG Mid Cap Value Fund,
CMG Mid Cap Growth Fund, CMG Small/Mid Cap Fund,
CMG Small Cap Value Fund, CMG Small Cap Growth Fund,
CMG International Stock Fund and CMG Emerging Markets Equity Fund
(each a "Fund", together the "Funds") are portfolios of CMG Fund Trust (the "Trust").


As with all mutual funds, the Securities
and Exchange Commission has not
approved or disapproved these securities
or passed on the adequacy of this                [COLUMBIA MANAGEMENT(SM) LOGO]
Prospectus. Any representation                   A FLEETBOSTON FINANCIAL COMPANY
to the contrary is a criminal offense.

Table of Contents
--------------------------------------------------------------------------------

INFORMATION ABOUT THE FUNDS............................................1
CMG ENHANCED S&P 500(R) INDEX FUND.....................................1
      Investment Goal..................................................1
      Principal Investment Strategies..................................1
      Risk Factors.....................................................2
      Performance History..............................................2
      Your Expenses....................................................3
      Financial Highlights.............................................3
CMG LARGE CAP VALUE FUND...............................................4
      Investment Goal..................................................4
      Principal Investment Strategies..................................4
      Risk Factors.....................................................4
      Performance History..............................................5
      Your Expenses....................................................5
      Financial Highlights.............................................6
CMG LARGE CAP GROWTH FUND..............................................7
      Investment Goal..................................................7
      Principal Investment Strategies..................................7
      Risk Factors.....................................................7
      Performance History..............................................8
      Your Expenses....................................................9
      Financial Highlights.............................................9
CMG MID CAP VALUE FUND................................................10
      Investment Goal.................................................10
      Principal Investment Strategies.................................10
      Risk Factors....................................................10
      Performance History.............................................11
      Your Expenses...................................................11
      Financial Highlights............................................12
CMG MID CAP GROWTH FUND...............................................13
      Investment Goal.................................................13
      Principal Investment Strategies.................................13
      Risk Factors....................................................13
      Performance History.............................................14
      Your Expenses...................................................15
      Financial Highlights............................................15
CMG SMALL/MID CAP FUND................................................16
      Investment Goal.................................................16
      Principal Investment Strategies.................................16
      Risk Factors....................................................16
      Performance History.............................................17
      Your Expenses...................................................18
      Financial Highlights............................................19

CMG SMALL CAP VALUE FUND..............................................20
      Investment Goal.................................................20
      Principal Investment Strategies.................................20
      Risk Factors....................................................20
      Performance History.............................................21
      Your Expenses...................................................21
      Financial Highlights............................................22
CMG SMALL CAP GROWTH FUND.............................................23
      Investment Goal.................................................23
      Principal Investment Strategies.................................23
      Risk Factors....................................................23
      Performance History.............................................24
      Your Expenses...................................................25
      Financial Highlights............................................25
CMG INTERNATIONAL STOCK FUND..........................................26
      Investment Goal.................................................26
      Principal Investment Strategies.................................26
      Risk Factors....................................................27
      Performance History.............................................27
      Your Expenses...................................................28
      Financial Highlights............................................30
CMG EMERGING MARKETS EQUITY FUND......................................31
      Investment Goal.................................................31
      Principal Investment Strategies.................................31
      Risk Factors....................................................31
      Performance History.............................................32
      Your Expenses...................................................33
      Financial Highlights............................................34
MANAGEMENT............................................................35
      Advisor.........................................................35
      Management Fees and Portfolio Managers..........................35
INFORMATION ABOUT YOUR INVESTMENT.....................................39
YOUR ACCOUNT..........................................................39
      Buying Shares...................................................39
      Selling Shares..................................................39
      Limitations on Buying and Selling Shares........................40
      Pricing of Shares...............................................40
DISTRIBUTIONS AND TAXES...............................................40
      Income and Capital Gain Distributions...........................40
      Tax Effect of Distributions and Transactions....................41
MORE ABOUT THE FUNDS..................................................42
INVESTMENT STRATEGY...................................................42
      Portfolio Securities and Foreign Issuers........................42
      Derivatives.....................................................43
      Temporary Investments...........................................43
      Portfolio Turnover..............................................43
SUMMARY OF PRINCIPAL RISKS............................................44
OTHER RISKS...........................................................46
      Derivative Risk.................................................46
      Liquidity Risk..................................................46
DEFINING CAPITALIZATION...............................................46
FOR MORE INFORMATION..................................................47

Information About The Funds
--------------------------------------------------------------------------------

The following is important information about the Funds offered by this Prospectus. For your convenience, concise descriptions of each Fund appear below. The descriptions provide the following information about each Fund:

- INVESTMENT GOAL
- PRINCIPAL INVESTMENT STRATEGIES
- RISK FACTORS
- PERFORMANCE HISTORY
- YOUR EXPENSES
- FINANCIAL HIGHLIGHTS

CMG Enhanced S&P 500(R) Index Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks to outperform the total return, over the long term, of the Standard & Poor's 500 Composite Stock price index ("the S&P 500(R)")(1) that measures the investment returns of stocks of large U.S. companies, while maintaining overall portfolio characteristics similar to those of the benchmark.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a selection of 200 to 300 common stocks that are included in the S&P 500(R). In addition, the Fund may invest in other large cap stocks included in the Frank Russell 1000 Index (the "Russell 1000").

Underlying the investment advisor's approach is its belief that (1) undervalued stocks, with improving fundamentals, and other attractive characteristics should outperform their peers and (2) unintended deviations from the Fund's benchmark should be managed and minimized. In selecting securities, the Fund's investment advisor seeks to outperform the S&P 500(R) by using a proprietary structured equity investment process consisting of disciplined stock evaluation that combines both fundamental and quantitative stock selection factors. These stock selection factors are combined with a top down analysis of market and economic conditions in order to forecast the excess return, or alpha, of each stock in the S&P 500(R). These forecasted returns are combined with risk forecasts and transaction cost estimates to produce a portfolio that seeks to outperform the S&P 500(R) over the long term with a low level of tracking risk versus the S&P 500(R).

----------
(1) "Standard & Poor's(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Columbia Management Advisors, Inc., the Fund's investment advisor, and certain of its affiliates. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's.

The Fund seeks to manage the risk of its portfolio over time by maintaining an overall close correlation between its performance and the performance of the S&P 500(R), with relatively low tracking error. To manage the risk, the Fund normally gives each stock in its portfolio a weighting relatively close to the weight of the stock in the S&P 500(R), but overweights stocks the investment advisor views positively and underweights or eliminates stocks the investment advisor views negatively, based on its structured equity investment process. The Fund also considers industry and sector weightings, style characteristics, and market capitalization when making investment decisions.

The Fund may invest in any stock that is included, may be included or has been included, in the S&P 500(R) or the Russell 1000. The Fund may, but is not required to use, options, futures contracts, other derivatives, or Exchange Traded Funds. The Fund may use these instruments in strategies designed to simulate investment in the S&P 500(R) while keeping a cash position for fund management purposes. The Fund may also use these instruments to reduce the risk of adverse process movements while managing cash positions, as investors buy or redeem shares. These instruments may also be used to facilitate trading and reduce overall transaction costs.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Tracking error risk is the risk associated with tracking the Fund's performance against a stock market index.

- Derivative risk refers to the risk of investing in futures contracts and options on futures contracts and other derivatives.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector. The Fund may weight its portfolio stocks in particular market sectors.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

    Management Fees                                                    0.25%(1)
    Distribution and/or Service (12b-1) Fees                           None
    Other Expenses(2)                                                  0.03%
                                                                      -----
    Total Annual Operating Expenses                                    0.28%
    Expense Reimbursement                                             (0.03%)(3)
                                                                      -----
    Net Expenses                                                       0.25%

    (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
    (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
    (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.25%.

--------------------------------------------------------------------------------

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 YEAR    3 YEARS
         ------    -------
         $26       $80

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Large Cap Value Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term growth by investing primarily in large capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of large capitalization (large-cap) companies. Large-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell 1000 Index.

When purchasing securities for the Fund, the Fund's investment advisor will choose securities of companies it believes are undervalued.

      UNDERSTANDING VALUE INVESTING

      In managing the Fund, the investment advisor uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The investment advisor tends to buy stocks that are attractive based on current prices, expectations for future earnings and dividend growth, and consistency of operating fundamentals. The investment advisor's strategy uses fundamental business and financial analyses.

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

    Management Fees                                                    0.50%(1)
    Distribution and/or Service (12b-1) Fees                           None
    Other Expenses(2)                                                  0.06%
                                                                      -----
    Total Annual Operating Expenses                                    0.56%
    Expense Reimbursement                                             (0.06%)(3)
                                                                      -----
    Net Expenses                                                       0.50%

    (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
    (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
    (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.50%.

--------------------------------------------------------------------------------

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 YEAR    3 YEARS
         ------    -------
         $51       $160

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Large Cap Growth Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term growth by investing primarily in large capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of large capitalization (large-cap) companies. Large-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell 1000 Index.

The Fund will invest primarily in common stocks of companies that that Fund's investment advisor believes offer long-term, above-average earnings growth. These companies, as compared to the overall market, tend to have attractive valuations, strong competitive positions within their industry groups and the ability to grow using internal resources. Growth stocks generally trade with higher price/earnings ratios, reflecting investors' willingness to pay a higher share price for potentially steady or higher earnings growth.

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund.

Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

The following table sets forth the portfolio manager's composite performance data relating to the historical performance of similarly managed accounts managed by the Fund's portfolio manager, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Many of the accounts, however, are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to these accounts, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Fund's portfolio manager in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of the Fund's investment advisor.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003

                                                                                                 SINCE
                                                                                                 INCEPTION
                                            YEAR-TO-DATE     1 YEAR      2 YEARS     3 YEARS     (1/1/00)
----------------------------------------------------------------------------------------------------------
Columbia Large Cap Growth Composite(1)          12.50        -2.52       -17.28       -21.10     -16.06
----------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                    13.09         2.94       -13.01       -21.54     -17.81
----------------------------------------------------------------------------------------------------------

    (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by such accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, discretionary accounts managed by the portfolio manager that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.
    (2) The Russell 1000 Growth Index is a market-weighted index that measures performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)                                                  None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

    Management Fees                                                    0.50%(1)
    Distribution and/or Service (12b-1) Fees                           None
    Other Expenses(2)                                                  0.06%
                                                                      -----
    Total Fund Operating Expenses                                      0.56%
    Expense Reimbursement                                             (0.06%)(3)
                                                                      -----
    Net Expenses                                                       0.50%

    (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
    (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
    (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.50%.

--------------------------------------------------------------------------------

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 YEAR    3 YEARS
         ------    -------
         $51       $160

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Mid Cap Value Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term growth by investing in middle capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of middle capitalization (mid-cap) companies. Mid-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell Midcap Value Index.

When purchasing securities for the Fund, the Fund's investment advisor will choose securities of companies it believes are undervalued.

     UNDERSTANDING VALUE INVESTING

     In managing the Fund, the investment advisor uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The investment advisor tends to buy stocks that are attractive based on current prices, expectations for future earnings and dividend growth, and consistency of operating fundamentals. The investment advisor's strategy uses fundamental business and financial analyses.

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Small company risk is the greater risk from investing in companies with middle market capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

    Management Fees                                                    0.70%(1)
    Distribution and/or Service (12b-1) Fees                           None
    Other Expenses(2)                                                  0.08%
                                                                      -----
    Total Fund Operating Expenses                                      0.78%
    Expense Reimbursement                                             (0.08%)(3)
                                                                      -----
    Net Expenses                                                       0.70%

    (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
    (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund and extraordinary expenses.
    (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.70%.

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 YEAR    3 YEARS
         ------    -------
         $72       $224

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Mid Cap Growth Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term growth by investing in middle capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of middle capitalization (mid-cap) companies. Mid-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell Midcap Index.

The Fund will invest primarily in common stocks of companies that the Fund's investment advisor believes offer long-term, above-average earnings growth. These companies, as compared to the overall market, tend to have attractive valuations, strong competitive positions within their industry groups and the ability to grow using internal resources. Growth stocks generally trade with higher price/earnings ratios, reflecting investors' willingness to pay a higher share price for potentially steady or higher earnings growth.

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Small company risk is the greater risk from investing in companies with middle market capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

The following table sets forth the portfolio manager's composite performance data relating to the historical performance of similarly managed accounts managed by the Fund's portfolio manager, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Many of the accounts, however, are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to these accounts, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Fund's portfolio manager in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of the Fund's portfolio manager.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003

                                                                                                SINCE
                                                                                                INCEPTION
                                            YEAR-TO-DATE     1 YEAR      2 YEARS     3 YEARS    (7/1/99)
---------------------------------------------------------------------------------------------------------
Columbia Mid Cap Growth Composite(1)           14.40         -1.05       -10.08       -13.97     0.81
---------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index(2)                 18.74          7.35       -11.07       -18.49    -5.29
---------------------------------------------------------------------------------------------------------

    (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by such accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, discretionary accounts managed by the portfolio manager that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.
    (2) The Russell Midcap Growth Index is a market-weighted index that measures performance of the smallest 800 companies of the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)                                                  None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

    Management Fees                                                    0.70%(1)
    Distribution and/or Service (12b-1) Fees                           None
    Other Expenses(2)                                                  0.08%
                                                                      -----
    Total Fund Operating Expenses                                      0.78%
    Expense Reimbursement                                             (0.08%)(3)
                                                                      -----
    Net Expenses                                                       0.70%

    (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
    (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
    (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.70%.

--------------------------------------------------------------------------------

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 YEAR    3 YEARS
         ------    -------
         $72       $224

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Small/Mid Cap Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term capital appreciation by investing in small and middle capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of mid-cap companies and small-cap companies. Generally, such companies will have a market capitalization equal to or less than 300 percent of the dollar weighted median market capitalization of the S&P Mid Cap 400 Index (as of January 31, 2003, securities of a company with a market capitalization of $6.7 billion or less would be eligible for purchase by the Fund under this definition).

The Fund will invest primarily in common stocks of companies that the Fund's investment advisor believes offer long-term, above-average earnings growth. These companies, as compared to the overall market, tend to have attractive valuations, strong competitive positions within their industry groups and the ability to grow using internal resources. The Fund intends to focus on growth stocks, which generally trade with higher price/earnings ratios, reflecting investors' willingness to pay a higher share price for potentially steady or higher earnings growth.

The Fund may invest up to 15% of its assets in foreign securities including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures) and, to a limited extent, foreign securities including American Depositary Receipts. The Fund may also engage in various investment techniques using options and financial futures contracts ("derivatives"). See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Small company risk is the greater risk from investing in companies with small to middle market capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

Your investment in the Fund is not a bank deposit and it is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

The bar chart and table below illustrate the Small/Mid Cap Fund's annual returns as well as its long-term performance. The bar chart shows how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2500 Index, a widely recognized unmanaged index generally considered representative of the market for small and mid-cap stocks, and the Russell 2500 Growth Index, an unmanaged index that measures the performance of those Russell 2500 companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. Both indices do not reflect any deduction for fees or expenses. The bar chart and table assume the reinvestment of dividends and distributions. The Fund's historical performance does not indicate how the Fund will perform in the future.

SMALL/MID CAP FUND

[CHART]

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR

2001        -17.82%
2002        -22.81%

      BEST QUARTER:                           4Q `01      16.19%
      WORST QUARTER:                          3Q `01     -20.54%
      ---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02

                                                                                                    SINCE
                                                                                                    INCEPTION
                                                                                         1 YEAR     (12/1/00)
------------------------------------------------------------------------------------------------------------
CMG Small/Mid Cap Fund
------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                                  -22.81%      -16.48%
------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                                  -22.81%      -16.48%
------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares                          -14.00%      -12.91%
------------------------------------------------------------------------------------------------------------
Russell 2500 Index                                                                       -17.80%       -9.63%*
------------------------------------------------------------------------------------------------------------
Russell 2500 Growth Index                                                                -29.09%      -32.86%*
------------------------------------------------------------------------------------------------------------

    * Performance Information is from 11/30/00.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund's expense structure has been modified to a unified fee effective as of the date of this Prospectus, so that the annual fund operating expenses indirectly paid by a shareholder essentially consist of the management fee paid to the Fund's investment advisor. Because the expense structure is not based on the prior fiscal year's expenses, the Fund's annual fund operating expenses are based on estimates for the current fiscal year. Annual fund operating expenses described in the table are paid out of the Fund's assets and are therefore reflected in the share price and total return of the Fund.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

    Management Fees                                                    0.75%(1)
    Distribution and/or Service (12b-1) Fees                           None
    Other Expenses(2)                                                  0.04%
                                                                      -----
    Total Fund Operating Expenses                                      0.79%
    Expense Reimbursement                                             (0.04%)(3)
                                                                      -----
    Net Expenses                                                       0.75%

    (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
    (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
    (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.75%.

--------------------------------------------------------------------------------

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

    1 YEAR       3 YEARS      5 YEARS      10 YEARS
    ------       -------      -------      --------
    $77          $240         $417         $930

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate of return an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP.

Small/Mid Cap Fund
--------------------------------------------------------------------------------

                                                               YEAR ENDED OCTOBER 31,
                                                              2002          2001(1)(2)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $8.00           $10.00
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss                                         (0.04)(5)        (0.02)
--------------------------------------------------------------------------------------
    Net realized and unrealized losses on investments           (1.00)           (1.98)
--------------------------------------------------------------------------------------
    Total from investment operations                            (1.04)           (2.00)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $6.96            $8.00
--------------------------------------------------------------------------------------
TOTAL RETURN                                                   -13.00%          -20.00%(3)
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
    Net assets, end of period (in thousands)                  $54,769          $49,391
--------------------------------------------------------------------------------------
    Ratio of net expenses to average net assets(4)               0.80%            0.80%
--------------------------------------------------------------------------------------
    Ratio of total expenses to average net assets before
       contractual reimbursement(4)                              0.86%            0.97%
--------------------------------------------------------------------------------------
    Ratio of net investment loss to average net assets          (0.45)%          (0.23)%
--------------------------------------------------------------------------------------
    Portfolio turnover rate                                       125%             167%(3)
--------------------------------------------------------------------------------------

    (1) From inception of operations beginning on December 1, 2000.
    (2) Ratios are annualized.
    (3) Not annualized.
    (4) For the period ended October 31, 2001, through the years ending October 31, 2004, the investment advisor had contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the advisory fee, exceeded 0.80% of the Fund's average daily net assets. Beginning on March 1, 2003, the Fund's investment advisor contractually agreed to indefinitely reimburse the Fund so that annual operating expenses, including the advisory fee, will not exceed 0.75% of the Fund's daily net assets.
    (5) Per share data was calculated using average shares outstanding.

CMG Small Cap Value Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term growth by investing in small capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small capitalization (small-cap) companies. Small-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell 2000 Index.

When purchasing securities for the Fund, the Fund's investment advisor will choose securities of companies it believes are undervalued.

     UNDERSTANDING VALUE INVESTING

     In managing the Fund, the investment advisor uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The investment advisor tends to buy stocks that are attractive based on current prices, expectations for future earnings and dividend growth, and consistency of operating fundamentals. The investment advisor's strategy uses fundamental business and financial analyses.

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Small company risk is the greater risk from investing in companies with small capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

    Management Fees                                                    0.80%(1)
    Distribution and/or Service (12b-1) Fees                           None
    Other Expenses(2)                                                  0.08%
                                                                      -----
    Total Fund Operating Expenses                                      0.88%
    Expense Reimbursement                                             (0.08%)(3)
                                                                      -----
    Net Expenses                                                       0.80%

    (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
    (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
    (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.80%.

--------------------------------------------------------------------------------

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 YEAR    3 YEARS
         ------    -------
         $82       $255

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Small Cap Growth Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term growth by investing in small capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small capitalization (small-cap) companies. Small-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell 2000 Growth Index.

The Fund will invest primarily in common stocks of companies that that Fund's investment advisor believes offer long-term, above-average earnings growth. These companies, as compared to the overall market, tend to have attractive valuations, strong competitive positions within their industry groups and the ability to grow using internal resources. Growth stocks generally trade with higher price/earnings ratios, reflecting investors' willingness to pay a higher share price for potentially steady or higher earnings growth.

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

- Small company risk is the greater risk from investing in companies with small capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

The following table sets forth the portfolio manager's composite performance data relating to the historical performance of similarly managed accounts managed by the Fund's portfolio manager, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Many of the accounts, however, are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to these accounts, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Fund's portfolio manager in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of the Fund's investment advisor.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003


                                                          YEAR-TO-DATE   1 YEAR    2 YEARS   3 YEARS      5 YEARS
------------------------------------------------------------------------------------------------------------------
Columbia Diversified Small Company Growth Composite(1)    16.50         -0.17      -10.23     -13.83       0.69
------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(2)                              19.33          0.69      -13.10     -16.66       4.25
------------------------------------------------------------------------------------------------------------------

    (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by such accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, discretionary accounts managed by the portfolio manager that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.
    (2) The Russell 2000 Growth Index is a market-weighted index that measures performance of the 2000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

    Management Fees                                                    0.80%(1)
    Distribution and/or Service (12b-1) Fees                           None
    Other Expenses(2)                                                  0.08%
                                                                      -----
    Total Fund Operating Expenses                                      0.88%
    Expense Reimbursement                                             (0.08%)(3)
                                                                      -----
    Net Expenses                                                       0.80%

    (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
    (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
    (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.80%.

--------------------------------------------------------------------------------

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 YEAR    3 YEARS
         ------    -------
         $82       $255

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG International Stock Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies from at least three countries other than the United States and may invest in companies located anywhere in the world. The Fund's objective is to consistently outperform the Morgan Stanley Capital International (MSCI) All Country World ex U.S. Index, a widely accepted benchmark of non-U.S. stock market performance. While the Fund's investments are not limited as to market capitalization, the Fund intends to invest primarily in companies considered to be large and well-established, based on standards of the applicable country or foreign market. A portion of the Fund may be invested in markets of emerging economies. Most of the Fund's stocks will be denominated in foreign currencies. This means that their value will be affected by changes in the exchange rate between the U.S. dollar and foreign currencies.

The investment advisor uses a combination of top-down and bottom-up analysis to identify attractive countries, economies, stock markets, industries, sectors and securities for investment. As part of this approach, the investment advisor systematically grades developed international countries on the basis of geopolitical stability and the attractiveness of the investment environment. It considers numerous macro-economic factors related to a country's economic growth, including inflation/deflation rates, fiscal and monetary policies, currency rates, interest rates and stock market valuations. Similarly, the investment advisor looks for positive industry dynamics. It grades industries using criteria such as competitive barriers to entry, strength of secular growth trends and regulatory environment. Once the investment advisor has identified attractive regions, countries and industries for emphasis through the top-down approach, fundamental security analysis is used to evaluate the merits of individual companies being considered for investment. By utilizing this investment strategy, the investment advisor strives to anticipate and act upon economic and stock market changes, thereby generating consistent, competitive investment results over the long-term.

In addition to investing directly in foreign equity securities, the Fund may also purchase securities in the form of American Depository Receipts and Global Depository Receipts.

The Fund may invest up to 25% of its assets in smaller, less seasoned companies when these securities offer attractive opportunities consistent with the Fund's investment objective.

The Fund may also invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts and exchange traded funds. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Emerging market risk is the risk associated with investing in the securities of issuers based in countries with less developed or developing economies.

- Small company risk is the greater risk from investing in companies with small and middle market capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Currency or exchange risk is the possibility of a decline in the value of a foreign currency versus the U.S. dollar. Such a decline will reduce the dollar value of any securities in the Fund denominated in that currency.

Your investment in the Fund is not a bank deposit and it is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

The bar chart and table on the following page illustrate the International Stock Fund's annual returns as well as its long-term performance. The bar chart provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied from year to year. The table compares the Fund's performance to that of the MSCI EAFE Index, an unmanaged index which reflects the movement of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market, and the MSCI All Country World ex U.S. Index, an unmanaged index of global stock market performance which includes developed and emerging markets but excludes the United States. Both indices do not reflect any deduction for fees or expenses. The bar chart and table assume the reinvestment of dividends and distributions. The Fund's historical performance does not indicate how the Fund will perform in the future.

INTERNATIONAL STOCK FUND

[CHART]

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR

1995      5.52%
1996     16.77%
1997     10.18%
1998     12.17%
1999     59.02%
2000    -23.83%
2001    -19.07%
2002    -14.31%

      BEST QUARTER:                           4Q `99            32.73%
      WORST QUARTER:                          3Q `98           -18.24%
      ---------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                                                                                     SINCE
                                                                                                 INCEPTION
                                                                               1 YEAR   5 YEARS   (2/1/94)
----------------------------------------------------------------------------------------------------------
CMG International Stock Fund
    Return Before Taxes                                                        -14.31%    -1.18%      1.90%
    Return After Taxes on Distributions                                        -14.47%    -5.14%     -0.91%
    Return After Taxes on Distributions and Sale of Fund Shares                 -8.78%    -0.59%      1.59%
----------------------------------------------------------------------------------------------------------
(MSCI) EAFE Index                                                              -15.94%    -2.89%      0.33%*
----------------------------------------------------------------------------------------------------------
(MSCI) All Country World ex U.S. Index                                         -14.67%    -2.66%      0.34%
----------------------------------------------------------------------------------------------------------

    * Performance information is from 1/31/94.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund's expense structure has been modified to a unified fee effective as of the date of this Prospectus, so that the annual fund operating expenses indirectly paid by a shareholder essentially consist of the management fee paid to the Fund's investment advisor. Because the expense structure is not based on the prior fiscal year's expenses, the Fund's annual fund operating expenses are based on estimates for the current fiscal year. Annual fund operating expenses described in the table are paid out of the Fund's assets and are therefore reflected in the share price and total return of the Fund.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

    Management Fees                                                    0.75%(1)
    Distribution and/or Service (12b-1) Fees                           None
    Other Expenses(2)                                                  0.14%
                                                                      -----
    Total Fund Operating Expenses                                      0.89%
    Expense Reimbursement                                             (0.14%)(3)
                                                                      -----
    Net Expenses                                                       0.75%

    (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
    (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
    (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.75%.

--------------------------------------------------------------------------------

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 YEAR       3 YEARS       5 YEARS      10 YEARS
         ------       -------       -------      --------
         $77          $240          $417         $930

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in each table represent the rate of return an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP.

International Stock Fund
--------------------------------------------------------------------------------

                                                                       YEAR ENDED OCTOBER 31,
                                                  2002              2001          2000           1999           1998
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                $10.42           $16.20         $17.86         $12.54         $42.71
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                    0.02(1)          0.03           0.04          (0.02)          0.25
----------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized
      gains (losses) on investments                (1.09)           (3.09)         (0.36)          5.34          (0.78)
----------------------------------------------------------------------------------------------------------------------
    Total from investment operations               (1.07)           (3.06)         (0.32)          5.32          (0.53)
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income           (0.03)              --             --             --             --
----------------------------------------------------------------------------------------------------------------------
    Distributions from capital gains                  --            (2.72)         (1.34)         (0.00)*       (29.64)
----------------------------------------------------------------------------------------------------------------------
    Total distributions                            (0.03)           (2.72)         (1.34)          0.00         (29.64)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                       $9.32           $10.42         $16.20         $17.86         $12.54
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      -10.28%          -22.46%         -3.58%         42.44%         -1.24%
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
    Net assets, end of year (in thousands)       $20,616          $20,553        $22,975        $30,492        $15,377
----------------------------------------------------------------------------------------------------------------------
    Ratio of expenses to average net assets         1.31%            1.26%          1.11%          1.31%          1.04%
----------------------------------------------------------------------------------------------------------------------
    Ratio of net investment income (loss)
      to average net assets                         0.21%            0.29%          0.12%         (0.14)%         0.60%
----------------------------------------------------------------------------------------------------------------------
    Portfolio turnover rate                          111%             117%           140%            96%            53%
----------------------------------------------------------------------------------------------------------------------

    *   Amount represents less than $0.01 per share.
    (1) Per share data was calculated using average shares outstanding.

CMG Emerging Markets Equity Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers in emerging markets and other investments that are tied economically to emerging markets. The Fund's investment advisor has broad discretion to determine which countries qualify as emerging markets, but considers "emerging market" countries to be those classified by the World Bank or United Nations as having emerging or developing economies. While the Fund's investments are not limited as to market capitalization, the Fund intends to invest primarily in companies considered to be large and well-established, based on standards of the applicable country or foreign market. Some of the Fund's equity securities will be denominated in foreign currencies. This means their value will be affected by changes in the exchange rate between the U.S. and foreign currencies. The Fund will also invest in emerging market issuers by purchasing American Depositary Receipts.

In addition to investing directly in foreign equity securities, the Fund may also purchase securities in the form of American Depositary Receipts and Global Depositary Receipts.

The Fund may also invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts and exchange traded funds. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Emerging market risk is the risk associated with investing in the securities of issuers based in countries with less developed or developing economies.

- Currency or exchange risk is the possibility of a decline in the value of a foreign currency versus the U.S. dollar. Such a decline will reduce the dollar value of any securities in the Fund denominated in that currency.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

The following table sets forth the portfolio manager's composite performance data relating to the historical performance of a similarly managed account managed by the Fund's portfolio manager, since the dates indicated, that has investment objectives, policies, strategies and risks substantially similar to those of the Fund. The account, however, is not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to that account, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Fund's portfolio manager in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of the Fund's investment advisor.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2003

                                                   YEAR-TO-DATE     1 YEAR      2 YEARS     3 YEARS    5 YEARS
--------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets Equity Composite(1)           9.87         4.84        -0.28       -12.14    5.08
--------------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index(2)                    16.13         6.96         4.09        -7.02    2.52
--------------------------------------------------------------------------------------------------------------

    (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the account, without provision for federal or state income taxes. The composite includes one discretionary account managed by the portfolio manager that has investment objectives, policies, strategies and risks substantially similar to those of the Fund.
    (2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is a market capitalization-weighted benchmark index composed of companies representative of the market structure of 22 emerging market countries in Europe, Latin America, and the Pacific Basin: it excludes closed markets and those shares in otherwise free markets which may not be purchased by foreigners. There are no expenses associated with this index while there are expenses associated with the Fund. The MSCI Emerging Markets Free Index is an unmanaged index and is not available for direct investment.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

    Management Fees                                                    0.90%(1)
    Distribution and/or Service (12b-1) Fees                           None
    Other Expenses(2)                                                  0.08%
                                                                      ------
    Total Fund Operating Expenses                                      0.98%
    Expense Reimbursement                                             (0.08%)(3)
                                                                      ------
    Net Expenses                                                       0.90%

    (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
    (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
    (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Operating Expenses do not exceed 0.90%.

--------------------------------------------------------------------------------

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 YEAR    3 YEARS
         ------    -------
         $92       $287

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

Management
--------------------------------------------------------------------------------

ADVISOR

The Fund's investment advisor is Columbia Management Advisors, Inc. ("Columbia"), 100 Federal Street, Boston, Massachusetts 02110. Columbia or its predecessor has been providing investment management and advisory services to individuals and institutional clients since the early 1900's. As of June 30, 2003, Columbia managed over 139 billion in assets.

Subject to the general supervision of the Trust's Board of Trustees, the Advisor is responsible for managing the Funds in accordance with their investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records. The Advisor also is responsible for managing the overall investment and day-to-day operations of the Funds.

The Advisor is an indirect wholly owned subsidiary of FleetBoston Financial Corporation.

MANAGEMENT FEES AND PORTFOLIO MANAGERS

Each Fund pays the Advisor an annual unified management fee based on a percentage of the average net assets of the Fund in return for providing investment advisory and other services. The fee paid by each Fund is set forth below. Out of the management fee, the Advisor pays all expenses of managing and operating the Funds except brokerage fees, taxes, interest, audit fees, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. Also listed below are the portfolio managers primarily responsible for implementing the investment strategy for each Fund.

                                         ADVISORY FEE
                                          PAID BY THE
         THE FUND                            FUND                PORTFOLIO MANAGER FOR THE FUND
----------------------------------------------------------------------------------------------------------
Enhanced S&P 500 Index Fund                  0.25%        Eric Remole has been a Portfolio Manager for the
                                                          Advisor since the Fund's inception. Mr. Remole
                                                          has served since November 2001 as Head of the
                                                          Structured Equity Group of the Advisor. Mr. Remole
                                                          previously served as the Global Head of the
                                                          Structured Products Group of Credit Suisse Asset
                                                          Management from 1996 to October 2001.
                                                          Mr. Remole holds a B.A. in Biology from
                                                          Dartmouth College and an M.S. in Operations
                                                          Research from Stanford University.

                                         ADVISORY FEE
                                          PAID BY THE
         THE FUND                            FUND                PORTFOLIO MANAGER FOR THE FUND
----------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                        0.50%        Alexander S. Macmillan, CFA, has been a Senior
                                                          Vice President of the Advisor since January 2001
                                                          and is Head of the Advisor's Large Cap Growth
                                                          team. Prior to joining the Advisor in 1989 as a
                                                          Vice President, Mr. Macmillan was a Vice
                                                          President and Portfolio Manager/Analyst for
                                                          Gardner & Preston Moss. Mr. Macmillan earned
                                                          his B.A. degree and graduated cum laude from
                                                          Harvard College in 1974 and earned his M.B.A.
                                                          from the Amos Tuck School at Dartmouth
                                                          College in 1980.

Large Cap Value Fund                         0.50%        Mr. Scott L. Davis and Mr. Greg M. Miller have
                                                          responsibility for implementing, on a daily basis,
                                                          the investment strategies of the Fund. Mr. Davis
                                                          is a Senior Vice President and an institutional equity
                                                          Portfolio Manager for the Advisor. Mr. Davis has
                                                          been working in the industry since 1980, first as
                                                          a registered representative at both Tucker
                                                          Anthony and Merrill Lynch and later joining Fleet
                                                          Investment Advisors and its predecessor
                                                          organizations in 1985 as a portfolio manager.
                                                          Since 1991, Mr. Davis has managed institutional
                                                          relationships and mutual funds in a value equity
                                                          style. Mr. Davis completed his B.A. degree at
                                                          American International College and his M.A.
                                                          degree at the University of Connecticut.
                                                          Mr. Miller is a Senior Vice President and an
                                                          equity Portfolio Manager for the Advisor.
                                                          Mr. Miller has been with Fleet Investment
                                                          Advisors and its predecessor organizations since
                                                          1985 and worked previously for Brundage, Story
                                                          and Rose and as a Portfolio Manager/Analyst at
                                                          Connecticut National Bank. Mr. Miller has a B.A.
                                                          degree from George Washington University, an
                                                          M.B.A. degree from the University of Chicago
                                                          and a J.D. degree from the University of
                                                          Connecticut.

Mid Cap Growth Fund                          0.70%        Richard J. Johnson, CFA, has served as Senior
                                                          Vice President since January 2001 and Head of
                                                          Equities/Portland since August 2002 for the
                                                          Advisor. Mr. Johnson previously served as a
                                                          Vice President of the Advisor from 1995 to
                                                          January 2001. Mr. Johnson graduated cum laude
                                                          from Occidental College in 1980 and earned his
                                                          M.B.A. from the Anderson Graduate School of
                                                          Management at UCLA in 1990.

                                         ADVISORY FEE
                                          PAID BY THE
         THE FUND                            FUND                PORTFOLIO MANAGER FOR THE FUND
--------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                           0.70%        Daniel K. Cantor, CFA, and Jeffrey C. Kinzel, CFA,
                                                          are the Fund's Co-Portfolio Manager's and have
                                                          served as Portfolio Managers/Analysts for the Advisor
                                                          since the Fund's inception. Mr. Cantor has served since
                                                          2001 as Co-Head of the Mid Cap Value team for the
                                                          Advisor and its predecessors. Mr. Cantor has served
                                                          as Senior Vice President of the Advisor and its
                                                          predecessors since 1997. Mr. Cantor earned a bachlor's
                                                          degree from the University of Rochester and an M.B.A.
                                                          from the Wharton School of Business at the University
                                                          of Pennsylvania. He is a member of NYSSA. Mr. Kinzel
                                                          has served since 2001 as Co-Head of the Mid Cap Value
                                                          team of the Advisor and its predecessors since 1991.
                                                          Mr. Kinzel earned a bachelor's degree from Northwestern
                                                          University, a J.D. degree from University of Michigan and
                                                          an M.B.A. from the Wharton School of Business at the
                                                          University of Pennsylvania.


Small/Mid Cap Fund                           0.75%        Richard J. Johnson, CFA.
Small Cap Growth Fund                        0.80%        William M. Garrison has been a Senior Vice President and
                                                          Portfolio Manager for the Advisor since the Fund's
                                                          inception, and since 2001 has served as Head of
                                                          the Diversified Small Company Growth team for the Advisor
                                                          and its predecessors. From 1998 to the present, Mr. Garrison has been a Portfolio Manager with the Advisor and its
                                                          predecessors. Mr. Garrison earned an A.B. degree from
                                                          Princeton University in 1988 and his M.B.A. degree from
                                                          the University of Chicago in 1995.

Small Cap Value Fund                         0.80%        Stephen Barbaro, CFA, has been a Portfolio
                                                          Manager for the Advisor since the Fund's
                                                          inception. Mr. Barbaro has served as a Senior
                                                          Vice President of the Advisor and its predecessors
                                                          Fleet Investment Advisors since 1997. Mr. Barbaro
                                                          joined Fleet in 1976 from Connecticut Mutual Life
                                                          where he was a senior investment analyst. Mr. Barbaro
                                                          earned a B.A. from Brown University and an M.B.A. from
                                                          Columbia University.

                                         ADVISORY FEE
                                          PAID BY THE
         THE FUND                            FUND                PORTFOLIO MANAGER FOR THE FUND
--------------------------------------------------------------------------------------------------------
International Stock Fund                     0.75%        James M. McAlear is a Senior Vice President of the
                                                          Advisor. Prior to joining the Advisor as a Vice
                                                          President in 1992, Mr. McAlear was a Senior Vice
                                                          President of American Express Financial Advisors
                                                          from 1985 to 1992, and an Executive Director for
                                                          Merrill Lynch Europe from 1972-1985. Mr. McAlear
                                                          earned a B.S. from Boston College and an M.A.
                                                          in economics from Michigan State University
                                                          in 1964.

Emerging Markets Equity Fund                 0.90%        Thomas Keleher, CFA, and Eric Sandlund are the
                                                          Fund's Co-Portfolio Managers and have served as
                                                          Portfolio Managers for the Advisor since the
                                                          Fund's inception. Mr. Keleher and Mr. Sandlund
                                                          also serve as Senior Portfolio Managers and Co-
                                                          Head the Emerging Market Equity team for
                                                          the Advisor Mr. Keleher joined Newport Pacific
                                                          Management as a Portfolio Manager in 1996 from
                                                          the Universidad San Francisco de Quito in Ecuador
                                                          where he taught finance. He earned his B.S. in
                                                          Finance from the University of Colorado and a
                                                          Masters degree from the Kellogg Graduate School
                                                          of Management at Northwestern University.
                                                          Mr. Sandlund joined Newport Pacific
                                                          Management, a predecessor to the Advisor, as a
                                                          Senior Portfolio Manager in 2002 from Merrill Lynch
                                                          Investment Managers in Singapore where he was
                                                          Managing Director and Chief Investment Officer,
                                                          Asia Pacific from 1999 to 2002. Prior to joining
                                                          Merrill Lynch, Mr. Sandlund was Regional Managing
                                                          Director and Chief Investment Officer for Prudential
                                                          Portfolio Managers (Asia Ltd.). Mr. Sandlund
                                                          earned a B.A. from the University of Virginia and
                                                          a Juris Doctorate from American University.

Information About Your Investment
--------------------------------------------------------------------------------

YOUR ACCOUNT

BUYING SHARES

Shares in the Funds are available for purchase by institutional buyers seeking to invest in a diversified portfolio in a pooled environment, rather than purchase individual securities. Purchases of Fund shares may be made by two different methods, each of which is subject to minimum investment requirements described below.

First, you may purchase shares in the Funds directly by calling Columbia at 1-800-547-1037. Each Fund's minimum initial investment requirement for investors purchasing shares directly from Columbia is $3 million. The Advisor may waive the investment minimum in its sole discretion. Subsequent investments in a Fund must be at least $2,500, however, purchase orders may be refused at the discretion of a Fund.

You may also purchase Fund shares if you are an advisory client of Columbia, or one of its affiliates, investing through a separately managed account and Columbia in its role as discretionary investment advisor purchases shares for your account. In order to invest in this manner you must have at least $1 million invested with Columbia and its affiliates. The minimum initial investment in this case is $25,000

An advisory client with less than $10 million in assets managed by Columbia and who invests less than $3 million in a single Fund may be charged an administrative account fee by Columbia or its affiliate of $5,000 to cover the extra costs of servicing the account. The decision to charge this fee and the terms of such a fee is determined by Columbia's head of institutional sales and client service or their representative. Clients should consult the terms of their investment management agreement with Columbia or contact their Columbia representative for more information.

The price for each Fund's shares is the Fund's net asset value per share ("NAV"), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund.

SELLING SHARES

You may sell shares at any time. Upon redemption you will receive the Fund's next NAV calculated after your order is accepted by the Fund's transfer agent. You can request a redemption by calling your Columbia representative or by calling 1-800-547-1037. Redemption proceeds are normally transmitted in the manner specified in the redemption request on the business day following the effective date of the redemption. Except as provided by rules of the Securities and Exchange Commission, redemption proceeds must be transmitted to you within seven days of the redemption date.

You may also sell shares by exchanging from the Fund into shares of another fund in the Trust. To exchange by telephone, call your Columbia representative or call 1-800-547-1037.

The Fund also reserves the right to make a "redemption in kind" -- pay you in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect the Fund's operations (for example, if the redemption represents more than 1% of the Fund's assets).

LIMITATIONS ON BUYING AND SELLING SHARES

Excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders. Accordingly, unless waived by the Advisor in its sole discretion, the Advisor limits account activity in a Fund in the following manner:

- Purchase orders or exchange requests may be rejected for any reason.

- You may make no more than two "round trips" during any twelve-month period.

- Your round trips must be at least 30 days apart.

- Exchanges out of a Fund are limited to no more than two within any twelve-month period.

A "round trip" is a redemption FROM a Fund followed by a purchase back INTO the same Fund. In addition, a "round trip" includes transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to and from another fund in the Trust.

PRICING OF SHARES

Each Fund's investments are valued based on their market value using the last sales price reported on the principal securities exchange on which the investment is traded, or, in the absence of recorded sales, at the closing bid prices on such exchanges or over the counter markets. Securities for which market values are not readily available will be valued at fair market value as determined in good faith under procedures established by and monitored by the Board of Trustees.

If applicable to the Fund, securities trading in various foreign markets may take place on days when the New York Stock Exchange is closed. Further, when the New York Stock Exchange is open, the foreign markets may be closed. Therefore, the calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the New York Stock Exchange on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, the Advisor determines that a particular event would materially affect the Fund's NAV, then the Advisor, under the general supervision of the Board of Trustees, will use all relevant information available to it to determine a fair value for the affected portfolio securities.

DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAIN DISTRIBUTIONS

Each Fund pays its shareholders dividends from its net investment income and generally distributes substantially all of its net realized capital gains to shareholders once a year, usually in December. The amount of capital gains distributed will depend on the amount of capital gains realized from the sale of the Fund's portfolio securities. Dividend and capital gain distributions are declared and paid as cash dividends and reinvested in additional shares at the net asset value, as calculated after payment of the distribution, at the close of business on the dividend payment date, unless you have elected to receive the dividend or capital gain distribution in cash.

TAX EFFECT OF DISTRIBUTIONS AND TRANSACTIONS

The dividends and distributions of each Fund are taxable to shareholders, unless the shareholder is exempt from federal or state income taxes or the investment is in a tax-advantaged account. The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest your distributions or take them as income. In general, distributions occurring after January 1, 2003 and before December 31, 2003 are taxable as follows:

      Taxability of Distributions

      TYPE OF                     TAX RATE FOR            TAX RATE FOR
      DISTRIBUTION                15% BRACKET OR LOWER    27% BRACKET OR HIGHER
      ------------                --------------------    ---------------------
      Income Dividends            Ordinary Income Rate    Ordinary Income Rate

      Short-Term Capital Gains    Ordinary Income Rate    Ordinary Income Rate

      Long-Term Capital Gains     10%                     20%

The Funds expect that, as a result of their investment objective to achieve either capital appreciation or long-term growth, their distributions will consist primarily of capital gains. Each year the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

The sale of shares in your account may produce a gain or loss and is a taxable event. For tax purposes, an exchange of shares of the Funds for shares of another fund managed by the Advisor is treated as a sale of shares.

     Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gain distributions.

More About The Funds
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Each Fund's principal investment strategies and their associated risks are described in the section titled "Principal Investment Strategies" under the heading "INFORMATION ABOUT THE FUNDS" in this Prospectus. What follows is additional information about certain of the investments and strategies of the Funds and the risks associated with them. In seeking to achieve their investment goals, the Funds may invest in various types of securities and engage in various investment techniques that are not the principal focus of the Funds and therefore are not described in this Prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Each Fund's investment objective may not be changed without approval by a majority of the Fund's outstanding securities. Except as otherwise noted, however, approval by a Fund's shareholders is not required to modify or change a Fund's investment policies or any of its investment strategies.

PORTFOLIO SECURITIES AND FOREIGN ISSUERS

The Funds (other than the International Stock and Emerging Markets Equity Funds) invest primarily in U.S. common stocks, but may also invest in equity securities of foreign issuers. The Funds consider securities that trade like common stocks, such as depositary receipts, convertible debt and convertible preferred stocks, to be common stocks. A convertible security generally entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. The Funds may also invest in warrants, which are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. In addition, the Funds consider interests in real estate investment trusts to be common stocks.

The common stocks of foreign issuers purchased by the Funds will often be denominated in foreign currencies. This means that the value of the securities will be affected by changes in the exchange rate between the U.S. dollar and foreign currencies. Investments in foreign equity securities involve other risks such as greater fluctuations in price and less liquidity than U.S. securities and possible political or economic instability of the country of the issuer.

The Funds may also invest in the common stocks of foreign issuers by purchasing American Depositary Receipts ("ADRs") and Global Depository Receipts ("GDRs"). ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, the Funds may avoid currency risks during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a European bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security.

The portfolio value of all Funds is measured in U.S. dollars. To the extent any of the Funds hold non-dollar denominated securities, the value of these securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which any of the foreign securities or bank deposits held by the Funds are denominated. To reduce or limit exposure to adverse change in currency exchange rates (referred to as "hedging"), the Funds may enter into forward currency exchange contracts that in effect lock in a rate of exchange during the period of the forward contract. The Funds will only enter into forward contracts for hedging and not for speculation. When required by the Investment Company Act or the Securities and Exchange Commission, each Fund will "cover" its commitment under the forward contracts by segregating cash or liquid, high-grade securities with the Fund's custodian in an amount not less than the value of the Fund's total assets committed to the forward contracts.

The Funds may also purchase or sell foreign currencies on a "spot" (cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. The Fund may use this hedging technique in an attempt to insulate itself against possible losses resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

DERIVATIVES

The Funds may also invest in stock futures and option contracts, which are traditional types of derivatives, to gain exposure to groups of stocks or individual issuers. A derivative is a financial contract whose value is based on ("derived" from) a traditional security (such as a stock) or a market index (such as the S&P 500 Index). Losses or gains involving derivatives can be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for non-hedging purposes or as leveraged investments, derivatives can carry considerable risk. See "OTHER RISKS" below.

TEMPORARY INVESTMENTS

A Fund may depart from its principal investment strategy by taking temporary defensive positions in response to adverse economic or market conditions. During such times, a Fund may, but is not required to, invest in cash or investment-grade, short-term debt securities, without limit. When the Fund assumes a temporary defensive position, it may not achieve its stated investment objective.

PORTFOLIO TURNOVER

The Funds are actively managed, which means a Fund's manager may frequently buy and sell securities. There are not limits on turnover and turnover may vary significantly from year to year. The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, they may purchase securities in anticipation of relatively short-term price gains. A Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's total return. Additionally, due to the institutional nature of the shareholders in these Funds, redemption requests are frequently large. In order to satisfy such redemption requests, a Fund may be forced to sell securities with built-in capital gains that will be taxable to shareholders.

SUMMARY OF PRINCIPAL RISKS

The principal risks of investing in the Funds, as stated above in the "INFORMATION ABOUT THE FUNDS" section are described in greater detail in this section. These risks are more likely to have a material effect on a Fund than other factors potentially affecting that Fund. The section "INVESTMENT OBJECTIVES, POLICIES AND RISKS" in the Statement of Additional Information contains more information about these and other risks.

STOCK MARKET RISK. Because the Funds invest primarily in common stocks, they are subject to stock market risk, which means the stocks held by a Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Stock prices may fall over short or extended periods of time. Although common stocks have historically provided long-term returns that are greater than other types of investments, stock returns have also been volatile over shorter periods of time. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Consequently, a Fund's portfolio -- and likewise your investment in that Fund -- will fluctuate in value in response to changes in the stock market, the economy and the activities, financial prospects and results of the individual companies whose stock is held by that Fund.

STYLE RISK. Funds that concentrate their investments in particular styles such as value or growth stocks are subject to the risk that these stocks may be out of favor with investors for an extended period of time. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the Advisor's opinion, undervalued. If the Advisor's perception of a company's value potential is not realized in the expected time frame, a Fund's performance may suffer and the Fund may be unable to take advantage of other investment opportunities. Growth stocks are subject to additional risk because their prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may also not perform as well as value stocks or the stock market in general.

SMALL COMPANY RISK. Small-cap and mid-cap stocks are subject to greater volatility than large-cap stocks because:

- Their issuers may have limited operating histories, fewer financial resources, and inexperienced management, and may be dependent on a small number of products or services.

- They may have low trading volumes, making it difficult for the Fund to sell a particular security, resulting in erratic or abrupt price movements.

SECTOR RISK refers to the chance that a Fund's returns could be hurt significantly by problems affecting a particular market sector, such as technology, to the extent a significant amount of the Fund's assets is invested in that sector.

FOREIGN INVESTMENT RISK. Securities of foreign issuers may be subject to greater fluctuations in price than domestic securities. The price of foreign securities are affected by changes in the currency exchange rates. Potential political or economic instability of the country of the issuer, especially in emerging or developing countries, could cause rapid and extreme changes in the value of a Fund's assets to the extent it is invested in securities of foreign issuers. Foreign countries have different accounting, auditing and financial reporting standards, and foreign issuers are subject to less governmental regulation and oversight than U.S. issuers. Also, many countries where a Fund invests are not as politically or economically developed as the United States. Acts of foreign governments interfering in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the Fund.

In addition, additional costs may be incurred in connection with the Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when the Fund moves investments from one country to another. Increased custodian costs, as well as administrative difficulties, may be experienced in connection with maintaining assets in foreign jurisdictions.

SELECTION OF INVESTMENT RISK refers to risk from the Advisor and individual portfolio managers making investment decisions for the Funds. A Fund's assets are invested by the Advisor or portfolio manager for each Fund using investment techniques based on analysis of market sectors and evaluation of individual securities. It is possible the investment decisions based on these analyses and evaluations may be inaccurate.

CONVERTIBLE SECURITY RISK refers to the risk associated with investing in securities that are convertible into common stock, such as debt securities or preferred stock. Convertible securities carry the same risks as investing in fixed income instruments, including credit risk and interest risk. In addition, because the value of a convertible security is affected by the value of the equity security into which it will convert, convertible securities have stock market risk.

TRACKING ERROR RISK. There are several reasons the Enhanced S&P 500 Index Fund's performance may not track the performance of the S&P 500 exactly:

- Unlike the S&P 500, the Fund incurs administrative expenses and transaction costs in trading stocks.

- The composition of the S&P 500 and the stocks held by the Fund will be different.

The timing and magnitude of cash inflows from investors buying shares could create large balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require large ready reserves of uninvested cash.

CURRENCY RISK and EXCHANGE RATE RISK refer to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The International Stock Fund and Emerging Markets Equity Fund, and other Funds to the extent any of them hold non-dollar denominated securities, will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency trends are unpredictable.

EMERGING MARKET RISK refers to the increased investment risk associated with investments in issuers based in less developed and developing countries, which are sometimes referred to as emerging markets, such as Eastern Europe, South America or Southeast Asia. The considerations noted above concerning the risk of investing in foreign securities are generally more significant for these investments. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Investments in these countries are subject to severe and abrupt price declines. Markets of developing countries may generally be more volatile than markets of more developed countries. Investments in these markets may involve significantly greater risks, as well as the potential for greater gains. Certain countries have experienced hyperinflation and devaluation of their currencies versus the U.S. dollar, which have adversely affected returns to U.S. investors. In addition, securities of issuers located in these markets may present credit, currency, liquidity, legal, political and other risks different from risks associated with investing in developed countries.

OTHER RISKS

DERIVATIVE RISK

Certain of the Funds may invest their assets in stock futures and option contracts, which are traditional types of derivatives securities. A Fund's use of derivative securities involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. To the extent a Fund uses these securities, they may be exposed to additional volatility and potential losses. Using derivatives involves the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. There is also the risk that the derivative will not correlate well with the security for which it is acting as a substitute or that the Fund cannot sell the derivative because of an illiquid market. The Funds will not use derivatives for speculative purposes or as leveraged investments that may magnify gains or losses. The margin and premiums required to invest in derivatives contracts will not exceed 5% of a Fund's net asset value after taking into account unrealized profits and losses on the contracts. A more complete description of various risks associated with investments in options and financial futures transactions is included in "INVESTMENT OBJECTIVES, POLICIES AND RISKS" in the Statement of Additional Information.

LIQUIDITY RISK

The Funds may purchase convertible securities and common stocks which can become difficult to sell for a variety of reasons, such as lack of an active trading market. Foreign securities and derivatives purchased by a Fund, and in particular securities of issuers based in emerging or developing countries, are especially exposed to liquidity risk. Because some of these securities in emerging or developing countries, and securities of issuers with small market capitalizations, do not trade frequently, when they do trade, their price may be substantially higher or lower than had been expected.

DEFINING CAPITALIZATION

A company's market capitalization is its stock price multiplied by the number of shares of stock it has outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large-cap; mid-cap; or small-cap.

For More Information
--------------------------------------------------------------------------------

You can find additional information on each Fund's structure and performance in the following documents:

- ANNUAL/SEMIANNUAL REPORTS. While the Prospectus describes each Fund's potential investments, these reports detail the Funds' actual investments as of the report date. Reports include a discussion by Fund management of recent market conditions, economic trends, and Fund strategies that significantly affected each Fund's performance during the reporting period.

- STATEMENT OF ADDITIONAL INFORMATION ("SAI"). A supplement to the Prospectus, the SAI contains further information about each Fund, its Trustees and its investment restrictions, risks and polices.

A current SAI for the Funds is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus. To obtain copies of the SAI or copies of the current annual/semiannual report, without charge, or to make inquiries of the Funds, you may contact:

CMG Fund Trust
1300 S.W. Sixth Avenue
Portland, Oregon 97201
Telephone: 1-800-547-1037

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information regarding the Funds are also on the SEC's Internet website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the SEC's E-mail address at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-5857

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